UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10387
Investment Company Act File Number

Tax-Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Value Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 4.1%
General Dynamics Corp.	400,000	$22,156,000
Lockheed Martin Corp.	250,000	18,690,000
United Technologies Corp.	450,000	24,511,500

		$65,357,500

Beverages — 1.4%
PepsiCo, Inc.	400,000	$22,700,000

		$22,700,000

Biotechnology — 0.8%
Amgen, Inc.(1)	200,000	$12,462,000

		$12,462,000

Capital Markets — 4.0%
Franklin Resources, Inc.	200,000	$17,736,000
Goldman Sachs Group, Inc.	190,000	31,027,000
Northern Trust Corp.	250,000	14,952,500

		$63,715,500

Chemicals — 0.9%
Air Products and Chemicals, Inc.	200,000	$14,920,000

		$14,920,000

Commercial Banks — 5.1%
PNC Financial Services Group, Inc.	775,000	$28,411,500
U.S. Bancorp	600,000	12,246,000
Wells Fargo & Co.	1,675,000	40,970,500

		$81,628,000

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	825,000	$23,190,750

		$23,190,750

Communications Equipment — 1.3%
Cisco Systems, Inc.(1)	600,000	$13,206,000
Telefonaktiebolaget LM Ericsson	800,000	7,876,107

		$21,082,107

Computers & Peripherals — 4.4%
Hewlett-Packard Co.	900,000	$38,970,000
International Business Machines Corp.	275,000	32,430,750

		$71,400,750

Consumer Finance — 1.4%
Capital One Financial Corp.	750,000	$23,025,000

		$23,025,000

Diversified Financial Services — 5.0%
Bank of America Corp.	2,500,000	$36,975,000
JPMorgan Chase & Co.	1,136,400	43,921,860

		$80,896,860

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	1,400,000	$36,722,000
Verizon Communications, Inc.	675,000	21,647,250

		$58,369,250

Security	Shares	Value
Electric Utilities — 3.1%
Entergy Corp.	175,000	$14,057,750
Exelon Corp.	300,000	15,258,000
FPL Group, Inc.	350,000	19,834,500

		$49,150,250

Electrical Equipment — 0.6%
Emerson Electric Co.	275,000	$10,004,500

		$10,004,500

Energy Equipment & Services — 1.6%
Diamond Offshore Drilling, Inc.	100,000	$8,987,000
Transocean, Ltd.(1)	200,000	15,938,000

		$24,925,000

Food & Staples Retailing — 3.6%
CVS Caremark Corp.	1,000,000	$33,480,000
Kroger Co. (The)	500,000	10,690,000
Wal-Mart Stores, Inc.	270,700	13,502,516

		$57,672,516

Food Products — 1.9%
Nestle SA	750,000	$30,820,827

		$30,820,827

Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.(1)	1,500,000	$16,110,000
Covidien, Ltd.	225,000	8,507,250

		$24,617,250

Health Care Providers & Services — 1.5%
Aetna, Inc.	400,000	$10,788,000
UnitedHealth Group, Inc.	500,000	14,030,000

		$24,818,000

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	360,000	$10,076,400
McDonald’s Corp.	550,000	30,283,000

		$40,359,400

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.(1)	350,000	$9,523,500

		$9,523,500

Insurance — 4.7%
ACE, Ltd.	248,250	$12,179,145
Lincoln National Corp.	346,457	7,341,424
MetLife, Inc.	490,800	16,662,660
Prudential Financial, Inc.	700,000	30,989,000
Travelers Companies, Inc. (The)	200,000	8,614,000

		$75,786,229

IT Services — 1.4%
MasterCard, Inc., Class A	67,197	$13,038,234
Western Union Co.	500,000	8,740,000

		$21,778,234

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	250,000	$11,320,000

		$11,320,000

Machinery — 0.8%
Deere & Co.	300,000	$13,122,000

		$13,122,000

Security	Shares	Value
Media — 0.6%
Comcast Corp., Class A	650,000	$9,659,000

		$9,659,000

Metals & Mining — 2.8%
BHP Billiton, Ltd. ADR	300,000	$18,888,000
Freeport-McMoRan Copper & Gold, Inc.	250,000	15,075,000
Nucor Corp.	250,000	11,117,500

		$45,080,500

Multi-Utilities — 1.6%
Dominion Resources, Inc.	300,000	$10,140,000
Public Service Enterprise Group, Inc.	500,000	16,225,000

		$26,365,000

Multiline Retail — 1.0%
Target Corp.	370,000	$16,139,400

		$16,139,400

Oil, Gas & Consumable Fuels — 16.2%
Anadarko Petroleum Corp.	700,000	$33,740,000
Apache Corp.	175,000	14,691,250
Chevron Corp.	500,000	34,735,000
ConocoPhillips	250,000	10,927,500
Exxon Mobil Corp.	550,000	38,714,500
Hess Corp.	550,000	30,360,000
Occidental Petroleum Corp.	550,000	39,237,000
Peabody Energy Corp.	290,000	9,601,900
Total SA ADR	700,000	38,955,000
XTO Energy, Inc.	250,000	10,057,500

		$261,019,650

Pharmaceuticals — 6.0%
Abbott Laboratories	450,000	$20,245,500
Bristol-Myers Squibb Co.	500,000	10,870,000
Pfizer, Inc.	850,000	13,540,500
Schering-Plough Corp.	800,000	21,208,000
Wyeth	650,000	30,257,500

		$96,121,500

Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	250,000	$14,550,000
Boston Properties, Inc.	250,000	13,225,000
Equity Residential	207,600	4,982,400

		$32,757,400

Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	300,000	$23,577,000

		$23,577,000

Software — 1.6%
Microsoft Corp.	710,790	$16,717,781
Oracle Corp.	400,000	8,852,000

		$25,569,781

Specialty Retail — 4.0%
Best Buy Co., Inc.	850,000	$31,764,500
Staples, Inc.	960,049	20,180,230
TJX Companies, Inc. (The)	350,000	12,680,500

		$64,625,230

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	350,000	$19,824,000

		$19,824,000

Security	Shares	Value
Wireless Telecommunication Services — 0.8%
Vodafone Group PLC ADR	600,000	$12,348,000

		$12,348,000

Total Common Stocks (identified cost $1,193,495,993)		$1,565,731,884

Short-Term Investments — 2.2%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$35,779	$35,778,811

Total Short-Term Investments (identified cost $35,778,811)		$35,778,811

Total Investments — 99.4% (identified cost $1,229,274,804)		$1,601,510,695

Other Assets, Less Liabilities — 0.6%		$9,980,866

Net Assets — 100.0%		$1,611,491,561

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio and securities lending income earned (excluding loan rebate fees) from investments in Eaton Vance Cash Collateral Fund, LLC, an affiliated investment, for the fiscal year to date ended July 31, 2009 were $131,365 and $188,005, respectively.

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,234,802,871

Gross unrealized appreciation	$370,504,232
Gross unrealized depreciation	(3,796,408)

Net unrealized appreciation	$366,707,824

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Communications Equipment	$13,206,000	$7,876,107		$—	$21,082,107
Food Products	—	30,820,827		—	30,820,827
Others	1,513,828,950	—		—	1,513,828,950

Total Common Stocks	$1,527,034,950	$38,696,934	*	$—	$1,565,731,884
Short-Term Investments	35,778,811	—		—	35,778,811

Total Investments	$1,562,813,761	$38,696,934		$—	$1,601,510,695

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009